Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2015, 2014 and 2013, in millions:

Allowance for Doubtful Accounts:

	Balance at Beginning of Year	Provisions Charged to Earnings	Write-Offs	Translation Adjustments	Reclassifications and Other	Balance at End of Year
2015	$111.4	$16.3	$(20.3)	$(10.1)	$0.8	$98.1
2014	118.6	18.9	(15.8)	(11.5)	1.2	111.4
2013	118.0	24.1	(26.4)	2.6	0.3	118.6